Accounting policies - Level 3 Financial Instruments (Details) - Level 3 - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gain (loss) recognized in profit and loss	€ 193,000	€ 185,000	€ (10,000)
Financial liabilities held for trading | Caps/Floors | Volatility option model
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	90.00%
Financial liabilities held for trading | Caps/Floors | Volatility option model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%
Financial liabilities held for trading | Caps/Floors | Volatility option model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	34.61%
Financial liabilities held for trading | Caps/Floors | Volatility option model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (20)
Financial liabilities held for trading | Caps/Floors | Volatility option model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 10
Financial liabilities held for trading | EQ Options | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	5.00%
Financial liabilities held for trading | EQ Options | Option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial liabilities held for trading | EQ Options | Option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.50%
Financial liabilities held for trading | EQ Options | Option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (6,350)
Financial liabilities held for trading | EQ Options | Option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 6,350
Financial assets held for trading | Caps/Floors | Volatility option model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%
Financial assets held for trading | Caps/Floors | Volatility option model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	90.00%
Financial assets held for trading | Caps/Floors | Volatility option model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	31.55%
Financial assets held for trading | Caps/Floors | Volatility option model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (70)
Financial assets held for trading | Caps/Floors | Volatility option model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 50
Financial assets held for trading | Currency swaps | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(0.30%)
Financial assets held for trading | Currency swaps | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.66%
Financial assets held for trading | Currency swaps | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.66%
Financial assets held for trading | Currency swaps | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets held for trading | Currency swaps | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 200
Financial assets held for trading | Convertibility curve - NDFs Offshore | Forward stimation | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets held for trading | Convertibility curve - NDFs Offshore | Forward stimation | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.00%
Financial assets held for trading | Convertibility curve - NDFs Offshore | Forward stimation | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.61%
Financial assets held for trading | Convertibility curve - NDFs Offshore | Forward stimation | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (720)
Financial assets held for trading | Convertibility curve - NDFs Offshore | Forward stimation | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 310
Financial assets held for trading | EQ Options | EQ Option Pricing Model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	7.86%
Financial assets held for trading | EQ Options | EQ Option Pricing Model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	93.67%
Financial assets held for trading | EQ Options | EQ Option Pricing Model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	48.37%
Financial assets held for trading | EQ Options | EQ Option Pricing Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (1,460)
Financial assets held for trading | EQ Options | EQ Option Pricing Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 1,810
Financial assets held for trading | FRAs | Asset swap model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets held for trading | FRAs | Asset swap model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	5.00%
Financial assets held for trading | FRAs | Asset swap model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.22%
Financial assets held for trading | FRAs | Asset swap model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (780)
Financial assets held for trading | FRAs | Asset swap model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 630
Financial assets held for trading | Cross Currency Forward | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.02%
Financial assets held for trading | Cross Currency Forward | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.30%
Financial assets held for trading | Cross Currency Forward | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.11%
Financial assets held for trading | Cross Currency Forward | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets held for trading | Cross Currency Forward | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets held for trading | Cross Currency Options | Currency option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets held for trading | Cross Currency Options | Currency option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	50.00%
Financial assets held for trading | Cross Currency Options | Currency option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	32.14%
Financial assets held for trading | Cross Currency Options | Currency option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (390)
Financial assets held for trading | Cross Currency Options | Currency option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 700
Financial assets held for trading | Inflation Derivatives | Volatility option model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets held for trading | Inflation Derivatives | Volatility option model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	50.00%
Financial assets held for trading | Inflation Derivatives | Volatility option model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	16.67%
Financial assets held for trading | Inflation Derivatives | Volatility option model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (470)
Financial assets held for trading | Inflation Derivatives | Volatility option model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 230
Financial assets held for trading | Inflation Derivatives | Asset swap model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(100.00%)
Financial assets held for trading | Inflation Derivatives | Asset swap model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	50.00%
Financial assets held for trading | Inflation Derivatives | Asset swap model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	83.33%
Financial assets held for trading | Inflation Derivatives | Asset swap model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (630)
Financial assets held for trading | Inflation Derivatives | Asset swap model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 310
Financial assets held for trading | IR Futures | Asset swap model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets held for trading | IR Futures | Asset swap model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	15.00%
Financial assets held for trading | IR Futures | Asset swap model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.94%
Financial assets held for trading | IR Futures | Asset swap model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (940)
Financial assets held for trading | IR Futures | Asset swap model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 60
Financial assets held for trading | IR Options | IR option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets held for trading | IR Options | IR option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	100.00%
Financial assets held for trading | IR Options | IR option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	19.05%
Financial assets held for trading | IR Options | IR option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (270)
Financial assets held for trading | IR Options | IR option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 60
Financial assets held for trading | IRS | Discounted cash flow | Minimum | Swap rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	5.90%
Financial assets held for trading | IRS | Discounted cash flow | Minimum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.7897%
Financial assets held for trading | IRS | Discounted cash flow | Maximum | Swap rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	6.31%
Financial assets held for trading | IRS | Discounted cash flow | Maximum | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.0237%
Financial assets held for trading | IRS | Discounted cash flow | Weighted average | Swap rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.26%
Financial assets held for trading | IRS | Discounted cash flow | Weighted average | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.0982%
Financial assets held for trading | IRS | Discounted cash flow | Unfavourable Scenario | Swap rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (10)
Financial assets held for trading | IRS | Discounted cash flow | Unfavourable Scenario | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	(2,810)
Financial assets held for trading | IRS | Discounted cash flow | Favourable Scenario | Swap rate
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	20
Financial assets held for trading | IRS | Discounted cash flow | Favourable Scenario | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 1,290
Financial assets held for trading | IRS | Asset swap model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(6.00%)
Financial assets held for trading | IRS | Asset swap model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	12.50%
Financial assets held for trading | IRS | Asset swap model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%
Financial assets held for trading | IRS | Asset swap model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (80)
Financial assets held for trading | IRS | Asset swap model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 130
Financial assets held for trading | IRS | Prepayment modeling | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.47%
Financial assets held for trading | IRS | Prepayment modeling | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	6.22%
Financial assets held for trading | IRS | Prepayment modeling | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.06%
Financial assets held for trading | IRS | Prepayment modeling | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (120)
Financial assets held for trading | IRS | Prepayment modeling | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 50
Financial assets held for trading | Property Derivatives | Option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets held for trading | Property Derivatives | Option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	5.00%
Financial assets held for trading | Property Derivatives | Option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.50%
Financial assets held for trading | Property Derivatives | Option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (17,820)
Financial assets held for trading | Property Derivatives | Option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 17,820
Financial assets held for trading | Swaptions | IR option pricing model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets held for trading | Swaptions | IR option pricing model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	50.00%
Financial assets held for trading | Swaptions | IR option pricing model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	33.33%
Financial assets held for trading | Swaptions | IR option pricing model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (160)
Financial assets held for trading | Swaptions | IR option pricing model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	310
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Repos/Reverse Repos | Asset swap repo model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	(180)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Repos/Reverse Repos | Asset swap repo model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 230
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Mortgage Portfolio | Black Scholes Model | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Mortgage Portfolio | Black Scholes Model | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	5.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Mortgage Portfolio | Black Scholes Model | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.50%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Mortgage Portfolio | Black Scholes Model | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (2,230)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Mortgage Portfolio | Black Scholes Model | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 2,230
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Other loans | Present value method | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	7.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Other loans | Present value method | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	155.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Other loans | Present value method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.74%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Other loans | Present value method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (350)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Other loans | Present value method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 350
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Government Debt | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Government Debt | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Government Debt | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	8.33%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Government Debt | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (780)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Government Debt | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 3,910
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Other Debt Securities | Price based | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	9000.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Other Debt Securities | Price based | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	11000.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Other Debt Securities | Price based | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Other Debt Securities | Price based | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (150)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Other Debt Securities | Price based | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 150
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Property Securities | Probability weighting | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Property Securities | Probability weighting | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	5.00%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Property Securities | Probability weighting | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	2.50%
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Property Securities | Probability weighting | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (7,240)
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category | Property Securities | Probability weighting | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 7,240
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equities | Price based | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	90.00%
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equities | Price based | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	110.00%
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equities | Price based | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equities | Price based | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (50,470)
NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Equities | Price based | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 50,470
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.15%
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.53%
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.19%
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (40)
Financial assets at fair value through other comprehensive income | Other loans | Present value method | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 40
Financial assets at fair value through other comprehensive income | Government Debt | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	1.10%
Financial assets at fair value through other comprehensive income | Government Debt | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	1.30%
Financial assets at fair value through other comprehensive income | Government Debt | Discounted cash flow | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.10%
Financial assets at fair value through other comprehensive income | Government Debt | Discounted cash flow | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets at fair value through other comprehensive income | Government Debt | Discounted cash flow | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 0
Financial assets at fair value through other comprehensive income | Equities | Price based
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	110.00%
Financial assets at fair value through other comprehensive income | Equities | Price based | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	90.00%
Financial assets at fair value through other comprehensive income | Equities | Price based | Weighted average
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	10.00%
Financial assets at fair value through other comprehensive income | Equities | Price based | Unfavourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (122,140)
Financial assets at fair value through other comprehensive income | Equities | Price based | Favourable Scenario
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 122,140
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Minimum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	(0.15%)
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Maximum
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.15%
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Weighted average | Interest rate curve
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, percent	0.15%
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Unfavourable Scenario | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ (6,720)
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Unfavourable Scenario | Interest rate curve
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	(90)
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Favourable Scenario | Credit spread
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	0
Financial assets at fair value through other comprehensive income | Loans | Discounted cash flow | Favourable Scenario | Interest rate curve
Disclosure of detailed information about financial instruments [line items]
Valuation inputs used in fair value measurement, impact amount	€ 90